Notes Payable (Tables)	12 Months Ended
Dec. 31, 2013
Notes Payable
Schedule of notes payable

Notes payable consisted of the following (in thousands).

	December 31,
	2013	2012
Senior exchangeable notes due 2025, 7.50% per annum	$—	$83,950
NLIC note payable due May 2033, three-month LIBOR plus 4.10% (4.35% at December 31, 2013) with interest payable quarterly	10,000	10,000
NLIC note payable due September 2033, three-month LIBOR plus 4.05% (4.30% at December 31, 2013) with interest payable quarterly	10,000	10,000
ASIC note payable due April 2034, three-month LIBOR plus 4.05% (4.30% at December 31, 2013) with interest payable quarterly	7,500	7,500
First Southwest nonrecourse notes, due January 2035 with interest payable quarterly	6,827	10,089
Insurance company note payable due March 2035, three-month LIBOR plus 3.40% (3.65% at December 31, 2013) with interest payable quarterly	20,000	20,000
Insurance company line of credit due September 2014, 3.25% plus a calculated index rate (4.00% at December 31, 2013) with interest payable quarterly	2,000	—
	$56,327	$141,539